Consolidated Balance Sheets (Parenthetical) - $ / shares	Oct. 13, 2024	Apr. 28, 2024	Dec. 29, 2023	Dec. 28, 2023	Apr. 30, 2023
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized (in shares)	430,000,000	430,000,000			430,000,000
Common stock, shares issued (in shares)	40,087,785	40,087,785		17,422,009	11,422,476
Common stock, shares outstanding (in shares)	40,087,785	40,087,785	39,918,036	17,422,009	11,422,476